OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
Deferred tax liability	$ 11,325	[1]	$ 10,084	[1]
Provision for uncertain tax position	4,985		4,645
Fair value of financial derivatives	2,028		1,369
Other	817		644
Total other liabilities	$ 19,155		$ 16,742

[1]	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.